UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $296,484 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107    11668   230000 SH       SOLE                   230000
AFLAC INC                      COM              001055102    17644   325000 SH       SOLE                   325000
AMERICAN COMMERCIAL LINES      COM PAR $0.01    025195405     8640   344221 SH       SOLE                   344221
BHP BILLITON PLC               SPONSORED ADR    05545E209    10265   150000 SH       SOLE                   150000
CB RICHARD ELLIS GROUP INC     CL A             12497T101    19813  1250000 SH       SOLE                  1250000
COMPUCREDIT CORP               NOTE 3.625% 5/3  20478NAB6     4500  7500000 SH       SOLE                  7500000
COVANTA HLDG CORP              COM              22282E102    12662   760000 SH       SOLE                   760000
DRAGONWAVE INC                 COM              26144M103      925   100000 SH       SOLE                   100000
ENSCO INTL PLC                 SPONSORED ADR    29358Q109    22390   500000 SH       SOLE                   500000
FUEL SYS SOLUTIONS INC         COM              35952W103     3194   100000 SH       SOLE                   100000
HARMAN INTL INDS INC           COM              413086109    11695   250000 SH       SOLE                   250000
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114     7608   495000 SH       SOLE                   495000
LIBERTY GLOBAL INC             COM SER A        530555101    25078   860000 SH       SOLE                   860000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    12435   280000 SH       SOLE                   280000
MASTERCARD INC                 CL A             57636Q104    15240    60000 SH       SOLE                    60000
NII HLDGS INC                  CL B NEW         62913F201    20840   500000 SH       SOLE                   500000
REGIONS FINANCIAL CORP NEW     COM              7591EP100    21980  2800000 SH       SOLE                  2800000
SOLARWINDS INC                 COM              83416B109     8881   410000 SH       SOLE                   410000
THERMO FISHER SCIENTIFIC INC   COM              883556102    12860   250000 SH       SOLE                   250000
TRANSDIGM GROUP INC            COM              893641100    20951   395000 SH       SOLE                   395000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    10490   450000 SH       SOLE                   450000
WYNDHAM WORLDWIDE CORP         COM              98310W108    16725   650000 SH       SOLE                   650000